Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2019
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

12. Financial Instruments and Fair Value Disclosures

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates.

The fair value of the Bond (Note 6) having a fixed interest rate amounted to $99,250 as of December 31, 2019, and was determined through the Level 1 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements based on the quoted price of the instrument on that date stated under the ticker symbol “DIASH01” on the Oslo Børs.

During 2019, the vessels Danae, Dione, Thetis and Calipso were measured at their fair value determined through the Level 1 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements based on the agreed price to sell the vessels, less costs to sell, as a result from their classification as held for sale at the dates of their memoranda of agreement (Note 4).

At December 31, 2019, three vessels were recorded at fair value as their estimated cash flows over their remaining useful lives and their eventual disposition was less than their carrying amount. The fair value of one vessel was determined through Level 1 input of the fair value hierarchy, based on the agreed price to sell the vessel (Notes 4 and 13) and for the other two through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age.

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings. Currently, the company does not have any derivative instruments to manage such fluctuations.